SEGMENT INFORMATION - Narrative (Details) - segment	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Number of reportable segments			4
GGP
Disclosure of operating segments [line items]
Proportion of ownership interest in associate	34.00%	29.00%	0.00%	34.00%	29.00%